Legal proceedings - Additional information (Details) - Certain Consumer Credit Products - EUR (€) € in Millions	3 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of Legal Proceedings [line items]
Legal proceedings provision		€ 180
Increase in legal proceedings provision	€ 75